COMMITMENTS AND CONTINGENT LIABILITIES (Claims and Demands) (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 29, 2020	Aug. 31, 2007	Dec. 31, 2020
Claims Related to Discontinued Operations [Member]
Loss Contingencies [Line Items]
Maximum loss due to litigation			$ 89
Claims Related to Outstanding Bills [Member] | US subsidiary [Member]
Loss Contingencies [Line Items]
Amount sought under legal action	$ 32
Threatened Litigation [Member]
Loss Contingencies [Line Items]
Litigation loss		$ (32)
Interest rate on litigation demand		1.00%